INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

15. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong in 2017 and during the first three months of 2018. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2,000 of assessable profit and 16.5% for profit exceeding HKD2,000. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2020 and 2021.

The Company’s subsidiary, the VIE and the VIE’s subsidiaries, which were entities incorporated in the PRC (the “PRC entities”), are subject to PRC Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant PRC income tax laws, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.

Beijing Gaotu qualified as a High and New Technology Enterprise from 2017 through 2023 and accordingly was entitled to the 15% preferential tax rate during the period.

GaoTuYunJi qualified as a High and New Technology Enterprise from 2019 through 2021 and accordingly was entitled to a 15% preferential tax rate during the period.

Beijing Lexuebang also qualified as a High and New Technology Enterprise during the year ended December 31, 2019. Furthermore, Beijing Lexuebang obtained the qualification of the Software

Enterprise Certificate in March 2020, and renewed in 2021. Therefore, Beijing Lexuebang adopted the exemption from EIT for years 2019 and 2020, and 12.5% from 2021 to 2023.

Wuhan Yuexuebang obtained the qualification of the Software Enterprise Certificate in March 2021, and renewed in 2022. Therefore, Wuhan Yuexuebang adopted exemption from EIT for the years 2020 and 2021, and 12.5% from 2022 to 2024.

15. INCOME TAXES - continued

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax (expense) benefit	(16,441)	14,578	(1)
Deferred tax (expense) benefit	(516)	20,041	(40,948)
	(16,957)	34,619	(40,949)

The principle components of deferred tax assets were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets：
Deductible temporary difference related to advertising expenses	458,991	750,576
Net operating loss carrying forwards	160,919	578,623
Transfer of intangible assets	1,679	1,510
Accrued liabilities	300	2,176
Total deferred tax assets	621,889	1,332,885
Less: valuation allowance	(573,565)	(1,332,885)
Deferred tax assets net	48,324	—

15. INCOME TAXES - continued

The movements of valuation allowance for the years end December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at beginning of the period	42,797	40,352	573,565
Acquisitions	—	4,987	—
Additions	36,138	529,915	759,320
Reversal	(38,583)	(1,689)	—
Balance at end of the period	40,352	573,565	1,332,885

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities
Building and land use right	72,447	71,107
Intangible assets	3,287	—
Deferred revenue	2,750	—
Unrecognized gains of available-for-sale investments	213	509
Total deferred tax liabilities	78,697	71,616

As of December 31, 2021, the Group had net operating loss carried forward of RMB2,758,363 from the Company's PRC entities, which will expire on various dates from December 31, 2022 to December 31, 2031.

15. INCOME TAXES - continued

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Income (loss) before provision for income taxes and share of results of equity investees	242,239	(1,427,612)	(3,062,214)
Income tax (expense) benefit computed at an applicable tax rate of 25%	(60,560)	356,903	765,554
Effect of permanent differences	(11,010)	55,935	(8,186)
Effect of research and development super-deduction	38,078	88,881	89,287
Effect of preferential tax rate	10,399	62,404	(129,026)
Effect on tax rates in different tax jurisdictions	3,691	(1,278)	742
Change in valuation allowance	2,445	(528,226)	(759,320)
	(16,957)	34,619	(40,949)

15. INCOME TAXES - continued

If Beijing Gaotu, GaoTuYunJi, Beijing Lexuebang, Wuhan Yuexuebang did not enjoy income tax preferential tax rates, tax expense would have increased by RMB10,399 and RMB62,404 for the years ended December 31, 2019 and 2020, respectively, and tax benefit would have decreased by RMB129,026 for the year ended December 31, 2021.The decrease in basic net income per ordinary share was RMB0.08 for the year ended December 31, 2019, and the increase in basic net loss per ordinary share was RMB0.39 and RMB0.76 for the years ended December 31, 2020 and 2021. The decrease in diluted net income per ordinary share was RMB0.07 for the year ended December 31, 2019, and the increase in diluted net loss per ordinary share was RMB0.39 and RMB0.76 for the years ended December 31, 2020 and 2021.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2021. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2021. As of December 31, 2020 and 2021, the Group did not have any significant unrecognized uncertain tax positions.

Aggregate undistributed earnings of the Company’s PRC subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to the PRC EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries and the VIE do not intend to declare dividends and the Company intends to permanently reinvest it within the PRC. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings because the Company believes the undistributed earnings can be distributed from the VIE to Beijing Lexuebang in a manner that would not be subject to income tax.